Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
As a result of the Business Combination, we evaluated if VIH or Opco is the predecessor for accounting purposes. In connection therewith, we considered the application of Rule 405 of Regulation C, the interpretive guidance of the staff of the SEC, including factors for registrants to consider in determining the predecessor, and analyzed the following: (1) the order in which the entities were acquired, (2) the size of the entities, (3) the fair value of the entities, (4) the historical and ongoing management structure, and (5) how management discusses our business in this Form
10-K.
In considering the foregoing principles of predecessor determination in light of our specific facts and circumstances, we determined that Opco is the predecessor for accounting purposes. The financial statement presentation includes the financial statements of Opco as “Predecessor” for periods prior to the Closing Date and the financial statements of the Company as “Successor” for the period after the Closing Date, including the consolidation of Opco. Refer to Note 4 for further discussion on the Business Combination.
The financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company and our subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In addition, certain reclassifications of amounts previously reported have been made to the accompanying consolidated financial statements in order to conform to current presentation.
In the opinion of management, all adjustments (consisting of normal recurring accruals), considered necessary for a fair presentation have been included. The historical financial information is not necessarily indicative of our future results of operations, financial position, and cash flows.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. We base our estimates on historical experience and various other assumptions that we believe to be reasonable under the circumstances. The inputs into our estimates consider the economic implications of
COVID-19
on our critical and significant accounting estimates. Additionally, subsequent to December 31, 2021, there has been a military conflict in Eastern Europe that may have an impact on our operations. As of the date of issuance, the conflict is still ongoing and thus there is uncertainty as to the ultimate impact to us. The significant estimates and assumptions that affect the financial statements may include, but are not limited to, those that are related to income tax valuation allowances, useful lives of intangible assets and property, equipment and software, fair value of financial assets and liabilities, determining provision for doubtful accounts, valuation of acquired tangible and intangible assets, the impairment of intangible assets and goodwill, and fair market value of Opco common units, incentive units and participation units. Actual results may materially differ from management’s estimates.
Segment Information
We operate in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is our chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. Further, all material operations are within the United States. Our chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.
Cash and Cash Equivalents and Restricted Cash
We consider all short-term, highly liquid investments with maturities from the purchase date of three months or less to be cash equivalents. Cash equivalents consists of amounts invested in money market funds of $343.1 million and $38.8 million as of December 31, 2021 and 2020, respectively.
We classify all cash and cash equivalents that are not available for immediate or general business use as restricted. The restricted cash includes amounts set aside due to regulatory requirements (Note 13).
Customer Funds and Customer Funds Payable
Customer funds represents fiat currency deposited in digital wallets. In accordance with state money transmitter laws, we may invest customer cash deposits in certain permissible investments. As of December 31, 2021, we have not made any such investments. We classify the assets as current since they are readily available for customer use with a corresponding customer funds payable liability.
Translation of Foreign Currencies and Foreign Currency Transactions
Our foreign subsidiaries’ functional currencies are their respective local currencies. The assets and liabilities of foreign subsidiaries are translated into U.S. dollars at the exchange rate at the balance sheet date. Revenue and expenses are translated using average monthly rates. Translation adjustments are included in “Accumulated other comprehensive income” in the balance sheets and reflected as “Currency translation adjustment, net of tax” in the accompanying consolidated statements of operations (the “statements of operations”).

Transactions denominated in currencies other than the functional currency are remeasured based on the exchange rates at the time of the transaction. Monetary assets and liabilities are translated at the rate in effect at the balance sheet date, with subsequent changes in exchange rates resulting in transaction gains or losses, which are included in “Other income (expense), net” in the statements of operations and comprehensive loss.
Non-monetary
assets and liabilities are translated at historical rates and revenue and expenses are translated at average rates in effect during each reporting period.
Accounts Receivable and Allowance for Doubtful Accounts
We classify rights to consideration in exchange for services or goods as accounts receivables. Accounts receivable are rights to consideration that are unconditional (i.e., only the passage of time is required before payment is due). “Accounts receivable, net” includes billed and contract assets (i.e., unbilled receivables), net of an estimated allowance for doubtful accounts. We calculate the allowance using the current expected credit loss model. It is based upon historical loss patterns, the number of days that billings are past due, an evaluation of the potential risk of loss associated with delinquent accounts and incorporates the use of forward-looking information over the contractual term of our accounts receivable. Receivables are written-off
and charged against our recorded allowance when we have exhausted collection efforts without success. The allowance for doubtful accounts was approximately $0.2 million and $0.2 million as of December 31, 2021 and 2020, respectively. There were no write-offs of receivables during the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020, respectively.
Property, Equipment and Software, Net
Property, equipment and software are stated at cost, less accumulated depreciation and amortization.
Costs related to software we develop or obtain for internal use and such costs are included in “Property, equipment and software, net”. Costs incurred during the preliminary or maintenance development stage are expensed, and costs incurred during the application development stage are capitalized and are amortized over the useful life of the software.
Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of assets:

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Internal use software	3-7 years	3-7 years
Purchased software	3 years	3 years
Assets under finance lease	2-5 years	2-5 years
Office, furniture and equipment	7-10 years	7-10 years
Leasehold improvements	7 years	7 years
Other computer and network equipment	3 years	3 years
Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The period of depreciation and amortization of long-lived assets is evaluated to determine whether events or circumstances warrant revised estimates of useful lives. When indicators of impairment are present, the recoverability of our long-lived assets is determined by comparing the carrying value of the long-lived assets to total amount of undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the estimated future undiscounted cash flows demonstrate the long-lived assets are not recoverable, an impairment loss would be calculated based on the excess of the carrying amounts of the long-lived assets over their fair value. We recorded impairment charges of approximately
$1.2 million, $3.6 million and $15.3 million related to long-lived assets during the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020, respectively (Note 6).
Leases
In accordance with ASU
2016-02,
Leases (Topic 842)
, we determine if an arrangement is a lease and whether it is classified as finance or operating at the inception of the contract. We recognize the lease at its commencement date on the balance sheet as a liability for our obligation related to the lease and a corresponding asset representing our right to use the underlying asset over the period of use. Leases with an initial term of 12 months or less are not recorded on the balance sheet and the lease expense for these leases is recognized on a straight-line basis over the lease term.
The lease liability for each lease is recognized as the present value of the lease payments not yet paid at the commencement date. The right-of-use
(“ROU”) asset for each lease is recorded at the amount equal to the initial measurement of lease liability, adjusted for balances of prepaid rent, lease incentives received and initial direct costs incurred.
When determining lease term, we consider renewal options that are reasonably certain to exercise and termination options that are reasonably certain to not be exercised, in addition to the non-cancellable
lease term.
For operating leases, expense is generally recognized on a straight-line basis over the lease term, and is recorded within “Selling, general and administrative”. For finance leases, interest on lease liability is recognized using the effective interest method, while the ROU asset is amortized on a straight-line basis over the shorter of the useful life of the ROU asset or the lease term. Interest on lease liability is recorded within “Interest income (expense), net”, and amortization of right-of-use
assets is recorded within “Depreciation and amortization”.
Business Combinations
We account for our business combinations using the acquisition accounting method, which requires us to determine the fair value of identifiable assets acquired and liabilities assumed, including any contingent consideration, to properly allocate the purchase price to the individual assets acquired and liabilities assumed and record any residual purchase price as goodwill in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805,
Business Combinations
. We identify and attribute fair values and estimated lives to the intangible assets acquired and allocates the total cost of an acquisition to the underlying net assets based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and involves the use of significant estimates, including projections of future cash inflows and outflows, discount rates and asset lives. These determinations will affect the amount of amortization expense recognized in future periods. We base our fair value estimates on assumptions we believe are reasonable but recognizes that the assumptions are inherently uncertain.
For business combinations effected through a common control transaction, we measure the recognized net assets of the acquiree at the carrying amounts of the net assets previously recognized by our related party. We reflect the operations of entities acquired through a common control transaction in our financial statements as of the first date in the reporting period or as of the date that the entity was acquired by our related party, as applicable.
If the initial accounting for the business combination has not been completed by the end of the reporting period in which the business combination occurs, provisional amounts are reported to present information about facts and circumstances that existed as of the acquisition date. Once the measurement period ends, which in no case extends beyond one year from the acquisition date, revisions to the accounting for the business combination are recorded in earnings.
All acquisition-related costs, other than the costs to issue debt or equity securities, are accounted for as expenses in the period in which they are incurred.
Goodwill and Intangible Assets
Goodwill and intangible assets that have indefinite useful lives are accounted for in accordance with ASC 350,
Intangibles — Goodwill and Other
. We allocate the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the acquisition consideration transferred over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is tested for impairment at the reporting unit level, and we are organized and operate as a single reporting unit. Goodwill and indefinite-lived intangible assets are tested at least annually or more frequently when events or circumstances occur that indicate that it is more likely than not that an impairment has occurred. In assessing goodwill and intangible assets for impairment, we first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. In the qualitative assessment, we may consider factors such as economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Should we conclude that it is more likely than not that the recorded goodwill and intangible assets amounts have been impaired, we would perform the impairment test. An impairment loss is recognized in earnings if the estimated fair value of a reporting unit or indefinite lived intangible asset is less than the carrying amount of the reporting unit or intangible asset. Significant judgment is applied when goodwill and intangible assets are assessed for impairment.
Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives and are also reviewed at least annually for impairment or more frequently if conditions exist that indicate that an asset may be impaired.
We did not record any impairment charges related to goodwill and intangible assets during the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020, respectively.
Revenue Recognition
We recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services.
Digital asset marketplace
Digital asset marketplace revenues are derived from the Triparty agreement and our custody services.
Triparty Agreement:
The Digital Currency Trading, Clearing, and Warehouse Services Agreement with IFUS and ICUS (the “Triparty Agreement”) governs the trading, clearing and custody services for physically-delivered bitcoin futures contracts and options contracts (collectively, “PDF Contracts”). While our performance obligation to IFUS and ICUS is comprised of several related promises as described in Note 8, we have concluded that we have a single performance obligation to provide a stand-ready custody function that supports the trading and clearing services as required for the PDF Contracts for parties that trade PDF Contracts (“PDF Contract Traders”), so that IFUS can execute its trading services and ICUS can clear and arrange for the settlement of the PDF Contracts. We have concluded that the related activities that collectively comprise this single performance obligation are not separately identifiable within the context of the Triparty Agreement, as all are necessary in order for IFUS and ICUS to offer PDF Contracts. We determine the obligation period associated with Triparty Agreement revenue using the portfolio method based on our historical transaction experience, as the PDF Contracts have similar characteristics. The average performance obligation period is less than one month based on the application of the portfolio method. Therefore, we recognize revenue for the stand-ready custody services that we provide to IFUS and ICUS on a straight-line basis over the average performance obligation period, which is less than one month.
PDF Contract Traders pay a transaction fee for trading and clearing, which is collected by ICUS. Per terms of the Triparty Agreement, IFUS and ICUS pass to us all trading and clearing transaction fees, net of rebates and liquidity payments issued to PDF Contract Traders. We consider the transaction price to be the net transaction fee received from IFUS and ICUS or paid to IFUS and ICUS. Rebates offered by IFUS to support market liquidity and trading volume represent consideration payable to a customer and reduce the transaction price; as such, these rebates are included in “Net revenues”. Because these rebates are measured and resolved within the same reporting period, it is not necessary for us to estimate these at a given reporting period date.
We also recognize a capital contribution for the cost of the trading and clearing services provided by IFUS and ICUS pursuant to the Contribution Agreement (Note 10), which reduces the revenue recognized as part of the net transaction fee.
Revenue from the Triparty Agreement is included in “Transaction revenue, net” in the disaggregation of revenue by service type table within Note 3.
Custody:
For PDF Contract Traders with custody accounts related to PDF Contracts, we do not charge a fee specifically for the custody service. For customers using custody services on a standalone basis, we charge a fee, which is generally based on a fixed fee and represents fixed consideration. We invoice customers on a quarterly basis. Our performance obligation related to the storage and custody of a customer’s bitcoin represents an obligation to provide custody services for digital assets. The contract for custodial services may be terminated by the applicable institution or high net worth individual at any time upon final withdrawal of all digital assets, without incurring a penalty. As a result, we believe our contracts represent a day-to-day
contract with each day representing a renewal. These renewals are priced consistently with the original contract and with other similar customers and as such, we do not believe that they represent a material right.
The daily contract consists of a single performance obligation to provide custodial services, with the transaction price equal to a pro rata portion (i.e., daily) of the annual custody fee. Our performance obligation to provide custodial services meets the criterion to be satisfied over time. Revenue from our custodial services is included in “Net revenues” in the statements of operations.
Revenue from our custody services is included in “Subscription and services revenue” in the disaggregation of revenue by service type table within Note 3.
Loyalty redemption platform
We host, operate and maintain a loyalty redemption platform connecting loyalty programs to ecommerce merchants allowing loyalty point holders to redeem a spectrum of loyalty currencies for other digital assets, merchandise and services. Our customer in these arrangements is generally the loyalty program sponsor. Our contracts related to our loyalty redemption platform consist of two performance obligations: (1) access to our SaaS-based redemption platform and customer support services and (2) facilitation of order fulfillment services. We are the principal related to providing access to our redemption platform. We are acting as the agent to facilitate order fulfillment services on behalf of the loyalty program sponsor. Revenues generated from our loyalty redemption platform are included in “Net revenues” in the statements of operations and include the following:

•
Platform subscription fees:
Monthly fixed fee charged to customers to access the redemption platform and receive customer support services. We recognize revenue for these fees on a straight-line basis over the related contract term as the customer receives benefits evenly throughout the term of the contract. These fees are allocated to our performance obligation to provide access to our redemption platform, and thus are recognized on a gross basis. Revenue from our platform subscription fees is included in “Subscription and services revenue” in the disaggregation of revenue table by service type in Note 3.

•
Transaction fees:
Transaction fees are earned for most transactions processed through our platform. These fees are allocated to our performance obligation to provide order placement services on behalf of the loyalty program sponsor, and therefore are recognized net of the related redemption cost. We allocate transaction fees to the period in which the related transaction occurs. Revenue from our transaction fees is included in “Transaction revenue, net” in the disaggregation of revenue table by service type in Note 3.

•
Revenue share fees:
We are entitled to revenue share fees in the form of rebates from third-party commerce merchants and other partners which provide services facilitating redemption order fulfillment. We allocate revenue share fees to the period in which the related transaction occurs. Revenue from our revenue share fees is included in “Transaction revenue, net” in the disaggregation of revenue table by service type in Note 3.

•
Service fees:
We earn fees for certain software development activities associated with the implementation of new customers on our loyalty redemption platform and other development activities if a customer requests that we customize certain features and functionalities for their loyalty program. We also earn fees for providing call center services for customers. We recognize service fees as revenue on a straight-line basis, beginning when the internally developed software resulting from such implementation or other development activities are operational in our platform over the longer of the remaining anticipated customer life and 3 years, which represents the estimated useful life of our internally developed software. Implementation and development service fees are generally billed when the implementation and development activities are performed. We recognize deferred revenue when all such fees are billed. Revenue from our services fees is included in “Subscription and services revenue” in the disaggregation of revenue table by service type in Note 3.

Alternative payment platform
Alternative payment platform revenues are transaction fees earned by Bakkt Marketplace. Development of this platform began in February 2020, when Opco entered into a Strategic Alliance Agreement (the “Strategic Alliance Agreement”) with a strategic partner, who was also a customer of Opco, to develop and operate a mechanism whereby a customer can purchase food and beverage items from the strategic partner using their Bakkt digital wallet.
In conjunction with the Strategic Alliance Agreement, the parties entered into a separate agreement under which the Company issued the strategic partner a warrant to purchase 15 million Class B voting units. Opco accounted for the cost of the warrant as consideration payable to a customer within the scope of ASC 606,
Revenue from Contracts with Customers
, and recorded an asset at the fair value on the grant date of the warrant. Opco recognized the customer consideration asset as a reduction to transaction fees on a straight-line basis over 28 months, which represents the time period between the launch date of the services under the Strategic Alliance Agreement, which occurred in November 2020, and the end of the contract term. These reductions to revenue are included in “Net revenues” in the statements of operations. As described in Note 10, the customer consideration asset was fully impaired during the period from January 1, 2021 through October 14, 2021. Accordingly, Successor period transaction fees no longer reflect a reduction for the recognition of the customer consideration asset. Refer to Note 10 for additional information related to the warrant.
Transaction fees and the reduction to transaction fees are included in “Transaction revenue, net” in the disaggregation of revenue by service type table in Note 3.
Sale of cryptoassets
As part of our operation of the alternative payment platform, we transact in bitcoin and ether (collectively referred to as “cryptoassets”) with consumers. Consumer cryptoasset transactions are not material for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021. There were no consumer cryptoasset transactions for the year ended December 31, 2020.
Additionally, as part of our operation of the alternative payment platform, we transact in cryptoassets with our trading partners in order to adjust our cryptoasset inventory based on actual consumer activity to maintain an inventory based on our inventory policy. Transactions in cryptoassets with our trading partners in the normal course of business is not material for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021. There were no material transactions in cryptoassets with our trading partners in the normal course of business for the year ended December 31, 2020.
We maintain an inventory reserve of cryptoassets to facilitate consumer transactions if needed. We may adjust our inventory reserve levels under our inventory policy. Sales of cryptoassets resulting from inventory reserve adjustments are not part of our normal course of business. Accordingly, proceeds from the sale of cryptoassets outside of the normal course of business is included in “Other income (expense), net,” net of the cost of cryptoasset sold, in the statements of operations. Opco recognized income from the sale of cryptoassets, net of the cost of cryptoassets sold, of $0 and $1.0 million for periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, respectively. There were no sales of cryptoassets outside of the normal course of business for the year ended December 31, 2020.
Off-Balance
Sheet Cryptoassets
Cryptoassets held in a custodial capacity on behalf of our customers are not included in our balance sheet, as we do not own those cryptoassets and they do not exhibit the characteristics of assets as it relates to our consolidated financial statements.
Practical expedients
We have elected the following practical expedients under ASC 606:

•	Assessing the performance obligation period for Triparty Agreement transactions on a portfolio basis.

•	Exclude sales taxes from the measurement of the transaction price.

•	Not adjust the transaction price for the existence of a significant financing component if the timing difference between a customer’s payment and our performance is one year or less.

•
Not provide disclosures about the transaction price allocated to unsatisfied performance obligations for contracts with a duration of one year or less or when the consideration is variable and allocated entirely to a wholly unsatisfied performance obligation or a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation.

Additionally, we have elected the practical expedient under ASC
340-40
to not capitalize incremental costs to obtain a contract with a customer if the amortization period would have been one year or less.
Refer to Note 3 for additional disclosures related to our recognition of revenue.
Deferred Revenue
Deferred revenue includes amounts invoiced prior to our meeting the criteria for revenue recognition. We invoice customers for service fees at the time the service is performed, and such fees are recognized as revenue over time as we satisfy our performance obligation. The portion of deferred revenue to be recognized in the succeeding twelve-month period is recorded as non-current
deferred revenue, and the remaining portion is recorded as current deferred revenue. We have determined that these arrangements do not contain a significant financing component, and therefore the transaction price is not adjusted.
Compensation and Benefits
Compensation and benefits primarily consist of salaries and wages, bonuses, contract labor fees, share-based compensation, unit-based compensation, payroll taxes and benefits associated with the compensation of our employees, excluding the accelerated unit-based compensation discussed in “Acquisition-related expenses,” and any contract labor not capitalized.
Professional Services
Professional services expenses consist of costs associated with audit, tax, legal and other professional services and are recognized as incurred.
Technology and Communication
Technology and communication expenses include costs incurred in operating and maintaining our platform, including software licenses, software maintenance and support, hosting and infrastructure costs.
Selling, General and Administrative
Selling, general and administrative expenses consist primarily of costs associated with advertising, marketing, insurance and rent. Advertising costs are expensed as incurred. Total advertising costs for the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020 were approximately $2.6 million, $16.2 million and $4.9 million, respectively.
Acquisition-Related Expenses
We incur incremental costs relating to our completed and potential acquisitions and other strategic opportunities. This includes fees for investment banking advisors, lawyers, accountants, tax advisors and public relations firms, as well as costs associated with other external costs directly related to the proposed or closed transactions. Acquisition-related expenses for the year ended December 31, 2020 included approximately $9.6 million of accelerated expense for our incentive and participation units resulting from the issuance of Class C voting units in connection with the acquisition of Bridge2 Solutions (Note 4).
Share-Based Compensation
Share-based compensation expense relates to the restricted stock units (“RSUs”) granted during the Successor period. Our RSUs are measured at fair value on the date of grant and recognized as expense in “Compensation and benefits” over the requisite service period. Expense is recognized on a straight-line basis for awards that vest based solely on a service condition, and on an accelerated attribution basis for all other awards. The fair value of our RSUs is determined as the closing price of our Class A common stock on the date of grant. We account for forfeitures as they occur. See Note 11 for additional disclosures related to share-based compensation.
Unit-Based Compensation
The Successor period unit-based compensation expense relates to the replacement common incentive units and phantom units (“participation” units) granted during the Predecessor period that were issued to employees as purchase consideration. The replacement incentive units and participation units were measured at fair value on the Closing Date, and we recognize expense in “Compensation and benefits” in the statements of operations over the requisite service period. A portion of the current year expense relates to the acceleration of compensation expense given the satisfaction of non-substantive
service obligations upon the Closing Date for certain participation units. Additionally, we recognize variable compensation expense for liability-classified participation units based on changes to the fair value of the awards at each reporting date. We account for forfeitures as they occur. Any cancellations of common incentive units due to clawbacks or similar provisions are recognized in “Other income (expense), net” at the lesser of the recognized compensation cost associated with the unit-based payment arrangement or the fair value of the consideration received.
The Predecessor period unit-based compensation expense related to incentive units and participation units granted to employees and was measured at fair value on the date of grant and recognized as expense in “Compensation and benefits” over the requisite service period, subject to acceleration if certain performance or market conditions were met. Additionally, we recognized variable compensation expense for liability-classified participation units based on changes to the fair value of the awards at each reporting date. We accounted for forfeitures in the Predecessor period as they occurred. See Note 11 for additional disclosures related to unit-based compensation.
Warrant Accounting
We account for our Class A common stock warrants in accordance with applicable accounting guidance provided in ASC Topic 815,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. We classify as equity any equity-linked contracts that (1) require physical settlement or net-share
settlement or (2) give us a choice of
net-cash
settlement or settlement in our own shares (physical settlement or net-share
settlement). We classify as assets or liabilities any equity-linked contracts that (1) require net-cash
settlement (including a requirement to
net-cash
settle the contract if an event occurs and if that event is outside our control) or (2) give the counterparty a choice of net-cash
settlement or settlement in shares (physical settlement or
net-share
settlement). All public and private placement warrants issued by us were deemed to qualify for liability classification (Note 9).
Noncontrolling Interest
Noncontrolling interest represents the portion of Opco that we control and consolidate but do not own. We recognize each noncontrolling holders’ respective share of the estimated fair value of the net assets at the date of formation or acquisition. Noncontrolling interest is subsequently adjusted by the noncontrolling holders’ share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. We allocate net income or loss to noncontrolling interest based on the weighted average ownership interest during the period. The net income or loss that is not attributable to the Company is reflected in “Net loss attributable to noncontrolling interest”. We do not recognize a gain or loss on transactions with a consolidated entity in which we do not own 100% of the equity, but we reflect the difference in cash received or paid from the noncontrolling interests carrying amount as additional paid-in
capital.
Income Taxes
We account for deferred income taxes related to the federal and state jurisdictions using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets are also recognized for the future tax benefits attributable to the expected utilization of existing tax net operating loss carryforwards and other types of carryforwards. If the future utilization of some portion of deferred taxes is determined to be unlikely, a valuation allowance is provided to reduce the recorded tax benefits from such assets. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In the event interest or penalties are incurred with respect to income tax matters, our policy will be to include such items in income tax expense. We record deferred tax assets and liabilities on a net basis on the consolidated balance sheets. We will recognize interest and penalties related to uncertain tax positions in income tax expense.

Fair Value Measurements
We account for our financial assets and liabilities that are recognized and/or disclosed at fair value on a recurring basis in accordance with ASC 820,
Fair Value Measurements and Disclosures
. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact, and we consider assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable and proscribes the following fair value hierarchy in determining fair values:
Level 1 — Quoted prices for identical assets or liabilities in active markets.
Level 2 — Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in active markets for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data such as interest rates or yield curves.
Level 3 — Unobservable inputs reflecting our view about the assumptions that market participants would use in measuring the fair value of the assets or liabilities.
Concentration of Credit Risk
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable, including unbilled accounts receivable. The associated risk of concentration for cash and cash equivalents and restricted cash is mitigated by banking with creditworthy institutions. At certain times, amounts on deposit exceed federal deposit insurance limits. We have not experienced any losses on our deposits of cash and cash equivalents.
As of December 31, 2021, and 2020, three and four customers represented approximately 49% and 58%, respectively, of total accounts receivable.
For the periods from October 15, 2021 through December 31, 2021 and January 1, 2021 through October 14, 2021, and the year ended December 31, 2020, four, three, and two customers represented approximately 59%, 55%, and 65%, respectively, of total revenue.
Investments
Bakkt Clearing was required to hold shares of Intercontinental Exchange, Inc. (“ICE”) stock for ICUS membership privileges prior to the withdrawal of its ICUS membership on May 20, 2020. These shares were carried at cost basis and evaluated periodically for impairment. Upon withdrawal of its ICUS membership, these shares were remeasured at fair value, with realized and unrealized gains and losses being reflected as “Other income (expense), net”. In June 2021, we sold all of our shares of ICE stock, resulting in a realized loss on the sale of shares of affiliate stock of approximately $0.1 million for the period from January 1, 2021 through October 14, 2021. We recorded an unrealized gain of $0.6 million for the year ended December 31, 2020 (Note 8).
Investments are classified as current or
non-current
depending on their maturity dates and when it is expected to be converted into cash.
Recently Adopted Accounting Pronouncements

Standard/Description	Effective Date and Adoption Considerations	Effect on Financial Statements
ASU
No. 2016-13,
Financial Instruments — Measurement of Credit Losses on Financial Instruments, applies to all financial instruments carried at amortized cost including accounts receivable and certain off-balance-sheet
credit exposures. It requires financial assets carried at amortized cost to be presented at the net amount expected to be collected and requires entities to record credit losses through an allowance for credit losses on available-for-sale
debt securities.	We adopted on January 1, 2020 on a modified retrospective basis.	The adoption of this standard requires more timely recognition of credit losses and credit loss estimates are required to use historical information, current information and reasonable and supportable forecasts of future events. The adoption of the new standard did not have a material impact on our consolidated financial statement amounts.

ASU
2017-04,
Simplifying the Test for Goodwill Impairment, removes the second step of the goodwill impairment test, which requires a hypothetical purchase price allocation if the fair value of a reporting unit is less than its carrying value. Goodwill impairment will now be measured using the difference between the carrying value and the fair value of the reporting unit, and any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.	We adopted on January 1, 2020 on a prospective basis.	The adoption of the new standard did not have a material impact on our consolidated financial statement amounts. The fair value of our reporting unit has been greater than its corresponding carrying value since our inception. Changes in future projections, market conditions, and other factors may cause a change in the excess of fair value of our reporting unit over its corresponding carrying value.

ASU
2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, helps entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement by providing guidance for determining when an arrangement includes a software license and is solely a hosted service. Customers will now apply the same criteria for capitalizing implementation costs as they would for a software license arrangement. The guidance also prescribes the balance sheet, income statement, and cash flow classification of the capitalized implementation costs and related	We adopted on January 1, 2020 and apply the rules prospectively to eligible costs incurred on or after the effective date.	The adoption of the new standard did not have a material impact on our consolidated financial statement amounts.

Standard/Description	Effective Date and Adoption Considerations	Effect on Financial Statements
amortization expense and requires additional quantitative and qualitative disclosures.

ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes, eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It clarifies that single-member limited liability companies, and other similar disregarded entities that are not subject to income tax, are not required to recognize an allocation of consolidated income tax expense in their separate financial statements. Further, it simplifies the accounting for franchise taxes, enacted changes in tax laws or rates and transactions that result in a step-up
in the tax basis of goodwill.	We adopted on January 1, 2020 on a prospective basis.	The adoption of the new standard did not have a material impact on our consolidated financial statement amounts.

ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40).	We early adopted on January 1, 2021.	This standard is effective for annual periods beginning after December 15, 2023, including interim periods therein, with early adoption permitted. The adoption of the new standard did not have a material impact on our consolidated financial statement amounts.

ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This standard requires that an acquirer recognize, and measure contract assets and liabilities acquired in a business combination in accordance with ASU
2014-09,
Revenue from Contracts with Customers (Topic 606), or ASU
2021-08.
	We early adopted on October 15, 2021 on a prospective basis.	This standard is effective for annual periods beginning after December 15, 2022, including interim periods therein, with early adoption permitted. We applied the guidance to the Business Combination as it relates to the measurement of deferred revenue at the acquisition date.

Recently Issued Accounting Pronouncements Not Yet Adopted
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

VPC IMPACT ACQUISITION HOLDINGS [Member]
Summary of Significant Accounting Policies
NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the U.S. Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying audited consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying audited consolidated financial statements should be read in conjunction with the Company’s Annual Report on
Form 10-K
originally filed with the SEC on March 31, 2021 (as amended and restated on May 24, 2021 and December 7, 2021). The interim results for the period from October 1, 2021 through October 14, 2021 are not necessarily indicative of the results to be expected for the period ending December 31, 2021 or for any future interim periods.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
One of the more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of October 14, 2021 and December 31, 2020.
Investments held in Trust Account
The Company’s portfolio of investments held in trust is comprised solely of investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in interest earned on marketable securities held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.
Warrant Liabilities
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the statements of operations. The fair value of the Private Placement Warrants was estimated using a Black-Scholes Option Pricing Model (see Note 9). For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value of the Public Warrants as each relevant date.

Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480. Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at October 14, 2021 and December 31, 2020, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s consolidated balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in
capital and accumulated deficit.
At October 14, 2021 and December 31, 2020, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$207,372,020
Less:
Proceeds allocated to Public Warrants	(13,275,495)
Class A ordinary shares issuance costs	(11,138,216)
Plus:
Accretion of carrying value to redemption value	24,413,711

Class A ordinary shares subject to possible redemption	$207,372,020

Offering Costs
Offering costs consist of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $11,906,606, of which $11,138,216 were charged to shareholders’ equity upon the completion of the Initial Public Offering and $768,391 were expensed to the consolidated statements of operations.
Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of October 14, 2021 and December 31, 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. The Company does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Net Income (Loss) Per Ordinary Share (Restated)
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of ordinary shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of ordinary shares. Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class
method in calculating earnings per share. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 16,516,041 Class A ordinary shares in the aggregate. As of October 14, 2021 and 2020, the Company did not have any other dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented.
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For The Period From January 1, 2021 To October 14, 2021		For The Period From July 31, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(20,077,260)	$(5,019,315)	$(3,520,953)	$(1,340,237)
Denominator:
Basic and diluted weighted average shares outstanding	20,737,202	5,184,300	13,429,289	5,111,809

Basic and diluted net loss per ordinary share	$(0.97)	$(0.97)	$(0.26)	$(0.26)
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s consolidated balance sheets, primarily due to their short-term nature, with the exception of the warrant liabilities (see Note 9).
Recent Accounting Standards
In August 2020, the FASB issued Accounting Standards Update No.
2020-06, “Debt—Debt
with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2020-06
effective as of January 1, 2021. The adoption of ASU
2020-06
did not have an impact on the Company’s consolidated financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.